3. INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 2
Federal statutory tax rate	(34.00%)	(34.00%)
State taxes, net of federal benefit	0.00%	(1.40%)
Permanent differences	0.00%	0.00%
Executive Compensation Limitation	26.00%	0.00%
Valuation allowance	8.00%	34.00%
Effective tax rate	0.00%	(1.40%)